Business Combination (Tables)	6 Months Ended
Jun. 30, 2022
EUDA Health Limited [Member]
Schedule Of Business Combination

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of SGGL based on a valuation performed by an independent valuation firm engaged by the Company:

Fair Value
Cash	$255,406
Accounts receivable, net	296,356
Prepayments and deposits	87,263
Other receivable - related parties	45
Other current assets	896,583
Total current assets	1,535,653
Equipment	8,555
Intangible assets	646,797
Operating right-of-use assets	75,549
Goodwill	993,533
Total assets	3,260,087

Accounts payable	104,464
Other payables and accrued liabilities	128,340
Tax payables	68,515
Operating lease liabilities	63,472
Total current liabilities	364,791
Deferred tax liabilities	109,956
Lease liabilities non-currents	16,631
Total liabilities	491,378
Non-controlling interest	19,778
Total liabilities and non-controlling interest	511,156
Total purchase consideration	$2,748,931